Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 20,315,532	$ 6,711,327
Restricted cash	2,156,922	1,587,268
Trade accounts receivable, net	3,305,910	8,433,076
Other receivables	941,061	1,112,856
Prepaid expenses	511,167	474,488
Inventories	1,307,731	2,097,083
Derivative	84,510	120,675
Assets held for sale	0	2,789,715
Total current assets	28,622,833	23,326,488
Long-term assets
Advances for vessels under construction	14,386,560	7,188,614
Vessels, net	165,890,705	185,465,570
Derivative	0	144,523
Restricted cash	3,200,000	3,610,000
Total assets	212,100,098	219,735,195
Long-term bank loans, net of current portion	90,869,277	95,381,535
Total long-term liabilities	90,869,277	95,381,535
Total liabilities	109,592,766	114,142,750
Current liabilities
Long-term bank loans, current portion	12,009,265	11,810,351
Trade accounts payable	2,174,191	2,668,490
Accrued expenses	3,070,630	3,854,066
Deferred revenues	842,172	247,294
Total current liabilities	18,723,489	18,761,215
Shareholders’ equity
Common stock (par value $0.01, 200,000,000 shares authorized, 2,826,697 and 2,890,547 issued and outstanding, respectively)	28,905	28,266
Additional paid-in capital	68,551,846	67,751,242
Retained earnings	24,694,154	28,958,375
Total shareholders’ equity attributable to EuroDry Ltd. shareholders	93,274,905	96,737,883
Non-controlling interest	9,232,427	8,854,562
Total shareholders’ equity	102,507,332	105,592,445
Total liabilities and shareholders’ equity	212,100,098	219,735,195
Related Party [Member]
Current liabilities
Due to related companies	$ 627,231	$ 181,014